Submission	Aug. 20, 2025
Submission [Line Items]
Central Index Key	0000105770
Registrant Name	WEST PHARMACEUTICAL SERVICES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES